Income Tax (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Income Tax [Abstract]
Schedule of income tax expense
NCOME TAX EXPENSE
	For the nine months ended
	March 31
	2014	2013
Income tax expense - current	$-	$-
Income tax expense - deferred	203,186	240,428
Total	$203,186	$240,428

INCOME TAX EXPENSE	June 30
	2013	2012
Income tax expense - current	$-	$-
Income tax expense - deferred	305,246	179,647
Total	$305,246	$179,647

Summary of components of income before income tax

	For the nine month ended
	March 31
	2014	2013
(Loss) income from continuing operations	$(386,881)	$417,925
Net loss from discontinued operations	(301,280)	-
(Loss) income before Income tax	$(688,161)	$417,925

Loss from USA operations	$(1,078,312)	$-
Income from Australian operations	390,151	417,925
(Loss) income before Income tax	$(688,161)	$417,925

Income tax	$203,186	$240,428
Effective tax rate	(29)%	57%

COMPONENTS OF INCOME BEFORE INCOME TAX	June 30
	2013	2012
Income (loss) from USA operations	$-	$-
Income from Australian operations	567,998	257,587
(Loss) income before Income tax	$567,998	$257,587
Income tax	$305,246	$179,647
Effective tax rate	54%	70%

Schedule of income tax rate reconciliation

	For the nine months ended March 31
	2014	2013
US statutory rates	34%	34%
Tax rate difference	(4)%	(4)%
Research and development	(12)%	27%
USA losses	(47)%	-%
Tax expenses at actual rate	(29)%	57%

INCOME TAX RATE RECONCILIATION	June 30
	2013	2012
US statutory rates	34%	34%
Tax rate difference	(4)%	(4)%
Research and development	24%	40%
Tax expenses at actual rate	54%	70%

Summary of components of deferred tax expense

	For the nine months ended
	March 31
	2014	2013
Tax losses carried forward	$279,351	$185,120
Doubtful debts reserve	(68,729)	52,488
Accruals	(7,436)	2,820
	203,186	240,428

COMPONENTS OF DEFERRED TAX EXPENSE	June 30
	2013	2012
Tax losses carried forward	$348,179	$242,351
Doubtful debts reserve	(18,827)	(51,403)
Accruals	(24,106)	(11,301)
	305,246	179,647

Summary of components of deferred tax asset

	March 31	June 30
	2014	2013
Tax losses carried forward	$1,326,435	$1,592,888
Doubtful debts reserve	290,887	219,442
Accruals	44,747	36,891
	1,662,069	1,849,221

Deferred tax assets - current	$276,630	$718,767
Deferred tax assets - non current	1,385,439	1,130,454
	1,662,069	1,849,221

COMPONENTS OF DEFERRED TAX ASSET	June 30
	2013	2012
Tax losses carried forward	$1,592,888	$2,116,283
Doubtful debts reserve	219,442	225,469
Accruals	36,891	17,187
	1,849,221	2,358,939

Deferred tax assets - current	$718,767	$317,850
Deferred tax assets - non current	1,130,454	2,041,089
	1,849,221	2,358,939